Shareholder Fees - FidelityMunicipalIncomeFund-RetailPRO	Mar. 01, 2023 USD ($)
FidelityMunicipalIncomeFund-RetailPRO | Fidelity Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none